John Hancock
Fundamental Equity Income Fund
Quarterly portfolio holdings 12/31/2022

Fund’s investments
As of 12-31-22 (unaudited)
	Shares	Value
Common stocks 97.2%		$4,947,410
(Cost $4,871,476)
Communication services 7.0%		354,880
Interactive media and services 3.7%
Alphabet, Inc., Class A (A)	1,316	116,111
Meta Platforms, Inc., Class A (A)	607	73,046
Media 3.3%
Comcast Corp., Class A	4,739	165,723
Consumer discretionary 7.3%		369,732
Hotels, restaurants and leisure 0.8%
Vail Resorts, Inc.	161	38,374
Household durables 2.7%
Lennar Corp., A Shares	1,540	139,370
Internet and direct marketing retail 2.8%
Amazon.com, Inc. (A)	923	77,532
eBay, Inc.	1,520	63,034
Specialty retail 1.0%
The TJX Companies, Inc.	646	51,422
Consumer staples 8.0%		409,615
Beverages 2.1%
Anheuser-Busch InBev SA/NV, ADR	1,802	108,192
Food and staples retailing 3.0%
Walmart, Inc.	1,067	151,290
Food products 1.5%
Danone SA, ADR	7,170	75,393
Household products 1.4%
Reynolds Consumer Products, Inc.	2,493	74,740
Energy 7.4%		377,846
Oil, gas and consumable fuels 7.4%
Cheniere Energy, Inc.	572	85,777
Kinder Morgan, Inc.	7,724	139,650
Suncor Energy, Inc.	3,996	126,793
Valero Energy Corp.	202	25,626
Financials 21.1%		1,072,598
Banks 6.9%
Bank of America Corp.	3,096	102,540
Citigroup, Inc.	3,279	148,309
JPMorgan Chase & Co.	384	51,494
Wells Fargo & Company	1,232	50,869
Capital markets 13.2%
KKR & Company, Inc.	3,507	162,795
Morgan Stanley	1,348	114,607
Nasdaq, Inc.	1,422	87,240
S&P Global, Inc.	190	63,639
State Street Corp.	1,640	127,215
The Goldman Sachs Group, Inc.	334	114,689
Consumer finance 1.0%
American Express Company	333	49,201
2	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care 11.4%		$581,083
Biotechnology 2.5%
Amgen, Inc.	193	50,690
Gilead Sciences, Inc.	897	77,007
Health care providers and services 1.7%
Elevance Health, Inc.	97	49,758
UnitedHealth Group, Inc.	71	37,643
Pharmaceuticals 7.2%
Bristol-Myers Squibb Company	701	50,437
GSK PLC, ADR	3,615	127,031
Merck & Company, Inc.	453	50,260
Novartis AG, ADR	1,524	138,257
Industrials 6.9%		350,649
Aerospace and defense 1.6%
Lockheed Martin Corp.	53	25,784
Raytheon Technologies Corp.	554	55,910
Air freight and logistics 1.7%
United Parcel Service, Inc., Class B	508	88,311
Machinery 1.7%
Parker-Hannifin Corp.	297	86,427
Road and rail 1.9%
Union Pacific Corp.	455	94,217
Information technology 16.1%		818,692
IT services 2.1%
Visa, Inc., Class A	504	104,711
Semiconductors and semiconductor equipment 7.1%
Analog Devices, Inc.	942	154,516
Broadcom, Inc.	208	116,299
Texas Instruments, Inc.	547	90,375
Software 6.9%
Adobe, Inc. (A)	191	64,277
Microsoft Corp.	535	128,304
Oracle Corp.	1,960	160,210
Materials 2.4%		124,628
Chemicals 2.4%
LyondellBasell Industries NV, Class A	1,501	124,628
Real estate 9.6%		487,687
Equity real estate investment trusts 9.6%
American Tower Corp.	831	176,056
Crown Castle, Inc.	1,573	213,361
Lamar Advertising Company, Class A	1,041	98,270

	Yield (%)	Shares	Value
Short-term investments 2.8%			$141,966
(Cost $141,954)
Short-term funds 2.8%			141,966
John Hancock Collateral Trust (B)	4.2988(C)	14,203	141,966

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	3

Total investments (Cost $5,013,430) 100.0%	$5,089,376
Other assets and liabilities, net 0.0%	307
Total net assets 100.0%	$5,089,683

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-22.
The fund had the following country composition as a percentage of net assets on 12-31-22:
United States	88.7%
Switzerland	2.7%
United Kingdom	2.5%
Canada	2.5%
Belgium	2.1%
France	1.5%
TOTAL	100.0%
4	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	14,203	—	$189,791	$(47,847)	$10	$12	$535	—	$141,966
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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